MBS Investments Carrying Value of Asset (Details) - USD ($)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis		$ 65,538,068	$ 71,040,881
Unrealized Gain		5,082,559	340,453
Available-for-sale Securities, Gross Unrealized Losses		(19,582)	2,434,964
Mortgage backed securities, at fair value		14,841,558	37,845,661
Trust Portfolio--MBS Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis		15,367,641	43,801,816
Unrealized Gain		0	0
Available-for-sale Securities, Gross Unrealized Losses		(526,083)	(5,956,155)
Mortgage backed securities, at fair value		$ 14,841,558	$ 37,845,661
Trust Portfolio--MBS Bonds [Member] | Standard & Poor's, AAA Rating [Member]
Schedule of Available-for-sale Securities [Line Items]
Debt Instrument, Credit Rating	[1]	"AAA"	“AAA”
Available-for-sale Securities, Amortized Cost Basis		$ 5,304,974	$ 23,177,115
Unrealized Gain		0	0
Available-for-sale Securities, Gross Unrealized Losses		(250,624)	(3,069,555)
Mortgage backed securities, at fair value		$ 5,054,350	$ 20,107,560
Trust Portfolio--MBS Bonds [Member] | Standard & Poor's, AA Rating [Member]
Schedule of Available-for-sale Securities [Line Items]
Debt Instrument, Credit Rating	[1]	"AA"	“AA”
Available-for-sale Securities, Amortized Cost Basis		$ 10,062,667	$ 20,624,701
Unrealized Gain		0	0
Available-for-sale Securities, Gross Unrealized Losses		(275,459)	(2,886,600)
Mortgage backed securities, at fair value		$ 9,787,208	$ 17,738,101

[1]	(1) MBS are reported based on the lowest rating issued by a Rating Agency, if more than one rating is issued on the security, at the date presented.